Financial Instruments - Summary of Credit Quality of Customers (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade receivables [member]
Disclosure of internal credit grades [line items]
Credit exposure	S/ 2,088,645	S/ 2,513,477
Trade receivables [member] | New customers/related parties (less than 6 months) [member]
Disclosure of internal credit grades [line items]
Credit exposure	140,594	6,042
Trade receivables [member] | Existing customers/related parties (with more than 6 months of trade relationship) with no previous default history [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,762,557	2,313,187
Trade receivables [member] | Existing customers/related parties (with more than 6 months of trade relationship) with previous default history [member]
Disclosure of internal credit grades [line items]
Credit exposure	185,494	194,248
Receivable from related parties [member] | Existing customers/related parties (with more than 6 months of trade relationship) with no previous default history [member]
Disclosure of internal credit grades [line items]
Credit exposure	S/ 813,129	S/ 874,682